5. GROUP STRUCTURE (Details) $ in Millions	12 Months Ended
Dec. 31, 2018 USD ($)
Refining and distribution
DisclosureOfGroupStructureLineItems [Line Items]
Sale price	$ 28
Book value of assets sold and costs associated with the transaction	(28)
Result for sale	0
PELSA
DisclosureOfGroupStructureLineItems [Line Items]
Sale price	270
Book value of assets sold and costs associated with the transaction	(226)
Result for sale	44
Interests	4
Income tax	(22)
Included in results	26
Other comprehensive income (loss)
Reclassification from exchange differences on translation	6
Income tax	(2)
Included in other comprehensive income	4
Total comprehensive income	$ 30